Parent Entity Financial Information - Schedule of Individual Financial Statements (Details) - Parent Company [Member] - AUD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Balance sheet
Current assets	$ 8,999,353	$ 14,724,947
Non-current assets	1,437,917	859,110
Total assets	10,437,270	15,584,057
Current liabilities	1,964,914	2,775,925
Non-current liabilities	94,577	141,510
Total liabilities	2,059,491	2,917,435
Shareholders’ equity
Share capital	88,872,756	88,504,043
Share-based payments reserve	1,526,386	3,059,321
Accumulated losses	(82,021,363)	(78,896,742)
Total Shareholders' equity	8,377,779	12,666,662
Loss for the year	5,132,279	6,899,593
Total comprehensive loss	$ 5,132,279	$ 6,899,593